OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details)	Dec. 31, 2020 USD ($)
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details)
2021	$ 322,806